Leasing Agreements (Schedule of Future Minimum Rental Payments) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Leases Agreements [Abstract]
Current	$ 39,901	$ 90,851
Year two	162,019	92,291
Year three	161,244	91,610
Year four	157,675	92,212
Year five	149,791	88,183
Thereafter	1,024,402	488,660
Total minimum lease rental income	$ 1,695,032	$ 943,807